Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowances for loans losses	$ (978,754)	$ (1,081,658)
Net carrying amount	23,795,548	21,576,108
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	789,827	1,766,997
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	24,743,360	22,617,981	$ 23,134,814
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,196,769	1,088,954	610,506
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	23,546,591	21,529,027	22,524,308
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(947,812)	(1,041,873)
Allowances for loan losses [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(256,091)	(321,444)
Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(691,721)	(720,429)
Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(681,029)	(747,617)	(545,199)
Net carrying amount	14,991,641	14,061,182
Commercial loans [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	12,066,715	11,502,835
Commercial loans [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Net carrying amount	1,140,822	825,445
Commercial loans [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Net carrying amount	64,141	62,046
Commercial loans [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	238,407	151,487
Commercial loans [member] | Student loans [member]
Disclosure of financial assets [line items]
Net carrying amount	530,653	576,986
Commercial loans [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	929,990	916,587
Commercial loans [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Net carrying amount	20,913	25,796
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	15,672,670	14,808,799	15,460,544
Commercial loans [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	12,664,323	12,172,207
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Financial assets	1,168,577	847,086
Commercial loans [member] | Gross assets [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Financial assets	70,461	70,126
Commercial loans [member] | Gross assets [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Financial assets	243,667	155,540
Commercial loans [member] | Gross assets [member] | Student loans [member]
Disclosure of financial assets [line items]
Financial assets	554,096	594,688
Commercial loans [member] | Gross assets [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	948,807	940,989
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Financial assets	22,739	28,163
Commercial loans [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,196,769	1,088,954	610,506
Commercial loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	14,475,901	13,719,845	14,850,038
Commercial loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(681,029)	(747,617)
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(597,608)	(669,372)
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(27,755)	(21,641)
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(6,320)	(8,080)
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(5,260)	(4,053)
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(23,443)	(17,702)
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(18,817)	(24,402)
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,826)	(2,367)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(256,091)	(321,444)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(256,091)	(321,444)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(424,938)	(426,173)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(341,517)	(347,928)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(27,755)	(21,641)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(6,320)	(8,080)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(5,260)	(4,053)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(23,443)	(17,702)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(18,817)	(24,402)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,826)	(2,367)
Mortgages loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(77,298)	(73,465)	(78,501)
Net carrying amount	6,167,673	5,243,288
Mortgages loans [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Net carrying amount	18,291	23,113
Mortgages loans [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Net carrying amount	77,847	89,409
Mortgages loans [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,713,703	4,761,064
Mortgages loans [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	301,553	295,856
Mortgages loans [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Net carrying amount	56,279	73,846
Mortgages loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	6,244,971	5,316,753
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Financial assets	18,563	23,345
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Financial assets	78,637	90,456
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Financial assets	5,777,121	4,820,863
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	313,167	307,574
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets	57,483	74,515
Mortgages loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	6,244,971	5,316,753	4,876,041
Mortgages loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(77,298)	(73,465)
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(272)	(232)
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(790)	(1,047)
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(63,418)	(59,799)
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,614)	(11,718)
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,204)	(669)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(77,298)	(73,465)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(272)	(232)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(790)	(1,047)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(63,418)	(59,799)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,614)	(11,718)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,204)	(669)
Consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(189,485)	(220,791)
Net carrying amount	2,636,234	2,271,638
Consumer loans [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Net carrying amount	34,516	29,858
Consumer loans [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	1,914,901	1,684,696
Consumer loans [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Net carrying amount	101,365	112,945
Consumer loans [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Net carrying amount	584,714	442,854
Consumer loans [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	738	1,285
Consumer loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	2,825,719	2,492,429
Consumer loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Financial assets	37,167	33,314
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	2,069,548	1,866,015
Consumer loans [member] | Gross assets [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Financial assets	109,143	124,009
Consumer loans [member] | Gross assets [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Financial assets	609,078	467,624
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	783	1,467
Consumer loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	2,825,719	2,492,429	$ 2,798,229
Consumer loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(189,485)	(220,791)
Consumer loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,651)	(3,456)
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(154,647)	(181,319)
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(7,778)	(11,064)
Consumer loans [member] | Allowances for loan losses [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,364)	(24,770)
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(45)	(182)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(189,485)	(220,791)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,651)	(3,456)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(154,647)	(181,319)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(7,778)	(11,064)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,364)	(24,770)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	$ (45)	$ (182)